Administrative Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Administrative Expenses
Staff costs, office and general expenses	$ 8,154	$ 6,826
Legal and professional fees	3,309	2,562
Other costs	552	570
Administrative expenses	$ 12,015	$ 9,958